UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds
(Exact name of registrant as specified in charter)

     6631 Main Street, Williamsvillie, NY 14221
(Address of principal executive offices)(Zip code)

Harvey Neiman
6631 Main Street, Williamsvillie, NY 14221
(Name and address of agent for service)

Registrant's telephone number, including area code: (716) 633-1515

Date of fiscal year end: March 31

Date of reporting period: September 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Neiman Large Cap Value Fund

SEMI-ANNUAL REPORT September 30, 2010

NEIMAN LARGE CAP VALUE FUND (Unaudited)

                                             Neiman Large Cap Value Fund
                                        by Sectors (as a percentage of Net Assets)
                                                                   (Unaudited)

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RATE OF RETURN (%) FOR THE PERIODS ENDED SEPTEMBER 30, 2010.

9/30/10 NAV $19.64

				Since
	1 Year(A)	3 Years(A)	5 Years(A)	Inception(A)
Neiman Large Cap Value Fund	10.60%	(2.06)%	3.89%	4.44%
S&P 500(B)	10.18%	(7.13)%	0.64%	6.13%

(A) 1 Year, 3 Years, 5 Years and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Inception date of the Neiman Large Cap Value Fund was April 1, 2003.

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720.

2010 Semi-Annual Report 1

Availability of Quarterly Schedule of Investments (Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

     Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Disclosure of Expenses (Unaudited)

     Shareholders of this Fund incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on April 1, 2010 and held through September 30, 2010.

     The first line of the table below provides information about actual account values and actual expenses. To estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2010 to
	April 1, 2010	September 30, 2010	September 30, 2010

Actual	$1,000.00	$1,023.39	$8.88

Hypothetical	$1,000.00	$1,016.29	$8.85
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

2010 Semi-Annual Report 2

Neiman Large Cap Value Fund

		Schedule of Investments
		September 30, 2010 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Accident & Health Insurance
6,000	AFLAC Inc. +	$ 310,260	2.04%
Agriculture Chemicals
6,000	Mosaic Co. +	352,560	2.32%
Aircraft Engines & Engine Parts
4,000	United Technologies Corp. +	284,920	1.87%
Canned, Frozen & Preserved Fruit, Veg & Food Specialties
5,000	HJ Heinz Co.	236,850	1.56%
Computer & Office Equipment
8,000	Hewlett-Packard Company +	336,560	2.21%
Crude Petroleum & Natural Gas
3,000	Apache Corp. +	293,280
5,000	Noble Energy, Inc. +	375,450
5,500	Occidental Petroleum Corporation +	430,650
		1,099,380	7.23%
Electric Services
9,000	American Electric Power Co. Inc. +	326,070
5,000	Entergy Corp. +	382,650
8,000	Southern Co. +	297,920
		1,006,640	6.62%
Electronic & Other Electrical Equipment (No Computer Equipment)
5,000	Emerson Electric Co. +	263,300	1.73%
Fats & Oils
13,000	Archer Daniels Midland Co. +	414,960	2.73%
Fire, Marine & Casualty Insurance
6,500	The Chubb Corporation +	370,435
6,000	The Travelers Companies, Inc. +	312,600
		683,035	4.49%
Food and Kindred Products
6,000	Kraft Foods Inc. +	185,160	1.22%
Gas & Other Services Combined
6,000	Sempra Energy +	322,800	2.12%
Hospitals & Medical Service Plans
9,000	Aetna Inc. +	284,490
5,000	UnitedHealth Group, Inc. +	175,550
		460,040	3.03%
Men's & Boy's Furnishings, Work Clothing & Allied Garment
4,000	VF Corp. +	324,080	2.13%
Oil & Gas Field Machinery & Equipment
7,000	Baker Hughes Inc. +	298,200
6,000	National Oilwell Varco, Incorporated +	266,820
		565,020	3.72%
Oil, Gas Field Services, NBC
7,800	Schlumberger Limited +	480,558	3.16%
Petroleum Refining
6,000	Chevron Corp. +	486,300
5,000	Murphy Oil Corporation +	309,600
8,000	Suncor Energy Inc. + (Canada)	260,400
		1,056,300	6.95%
Railroads, Line-Haul Operating
5,000	Canadian National Railway Company + (Canada)	320,100
4,000	Norfolk Southern Corp. +	238,040
		558,140	3.67%

+ Portion or all of the Security is pledged as collateral for call options written. The accompanying notes are an integral part of these financial statements.

2010 Semi-Annual Report 3

Neiman Large Cap Value Fund

		Schedule of Investments
		September 30, 2010 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Retail - Department Stores
8,000	J. C. Penney Company, Inc. +	$ 217,440	1.43%
Retail - Eating Places
6,000	McDonald's Corp. +	447,060	2.94%
Retail - Variety Stores
6,500	Costco Wholesale Corp. +	419,185
5,000	Wal-Mart Stores Inc. +	267,600
		686,785	4.52%
Rubber & Plastic Footwear
5,000	Nike Inc. +	400,700	2.64%
Search, Detection, Navigation, Guidance, Aeronautical Systems
6,000	Raytheon Company +	274,260	1.81%
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
7,000	Procter & Gamble Co. +	419,790	2.77%
Tobacco Products
10,000	Altria Group Inc. +	240,200
6,000	Philip Morris International, Inc. +	336,120
		576,320	3.80%
Wholesale-Drugs Properties & Druggists' Sundries
4,000	McKesson Corporation +	247,120	1.64%
Total for Common Stocks (Cost $10,246,923)		12,210,038	80.35%
EXCHANGE TRADED FUNDS
2,000	DIAMONDS Trust, Series 1 +	215,820	1.42%
Total for Exchange Traded Funds (Cost $195,829)
Money Market Funds
2,733,320	Fidelity Money Market Pt Cl Select 0.24% **	2,733,320
Total for Money Market Funds (Cost $2,733,320)		2,733,320	17.99%
	Total Investments	15,159,178	99.76%
	(Cost $13,176,072)
	Other Assets in Excess of Liabilities	37,016	0.24%
	Net Assets	$ 15,196,194	100.00%

+ Portion or all of the Security is pledged as collateral for call options written.

** Variable Rate Security; The Yield Rate shown represents the rate at September 30, 2010. The accompanying notes are an integral part of these financial statements.

2010 Semi-Annual Report 4

Neiman Large Cap Value Fund

	Schedule of Written Options
	September 30, 2010 (Unaudited)
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call
Aetna Inc. *
January 2011 Calls @ 32.00	2,000	$ 4,260
AFLAC Inc. *
January 2011 Calls @ 60.00	1,000	1,100
Altria Group Inc. *
December 2010 Calls @ 23.00	2,000	3,000
January 2011 Calls @ 24.00	2,000	1,800
		4,800
American Electric Power Co. Inc. *
January 2011 Calls @ 37.00	2,000	2,000
Apache Corp. *
October 2010 Calls @ 100.00	1,000	1,210
January 2011 Calls @ 110.00	1,000	1,820
		3,030
Archer Daniels Midland Co. *
December 2010 Calls @ 33.00	3,000	3,750
Baker Hughes Inc. *
January 2011 Calls @ 45.00	1,000	2,520
Canadian National Railway Company *
October 2010 Calls @ 65.00	1,000	650
January 2011 Calls @ 70.00	1,000	1,400
		2,050
Chevron Corp. *
December 2010 Calls @ 80.00	2,000	7,300
The Chubb Corporation *
October 2010 Calls @ 55.00	2,000	4,960
January 2011 Calls @ 60.00	1,500	2,145
		7,105
Costco Wholesale Corp. *
January 2011 Calls @ 65.00	1,000	2,840
DIAMONDS Trust, Series 1 *
October 2010 Calls @ 107.00	1,000	2,100
November 2010 Calls @ 109.00	1,000	2,380
		4,480
Emerson Electric Co. *
January 2011 Calls @ 55.00	1,000	2,000
Entergy Corp. *
January 2011 Calls @ 85.00	1,000	800
Hewlett-Packard Company *
January 2011 Calls @ 45.00	2,000	3,000
J. C. Penney Company, Inc. *
January 2011 Calls @ 27.00	2,000	5,020
Kraft Foods Inc. *
December 2010 Calls @ 30.00	2,000	3,300
McDonald's Corp. *
January 2011 Calls @ 75.00	1,000	2,490
McKesson Corporation *
January 2011 Calls @ 65.00	1,000	2,210
Mosaic Co. *
December 2010 Calls @ 55.00	2,000	14,180
December 2010 Calls @ 65.00	1,000	2,500
		16,680
Murphy Oil Corporation *
October 2010 Calls @ 55.00	1,000	6,840
January 2011 Calls @ 65.00	1,000	2,500
		9,340

* Non-Income Producing Security. The accompanying notes are an integral part of these financial statements.

2010 Semi-Annual Report 5

Neiman Large Cap Value Fund

	Schedule of Written Options
	September 30, 2010 (Unaudited)
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call
National Oilwell Varco, Incorporated *
January 2011 Calls @ 45.00	1,000	$ 3,100
Nike Inc. *
January 2011 Calls @ 80.00	1,000	4,200
Noble Energy, Inc. *
November 2010 Calls @ 75.00	1,000	3,500
November 2010 Calls @ 85.00	1,000	450
		3,950
Norfolk Southern Corp. *
December 2010 Calls @ 60.00	1,000	2,650
Occidental Petroleum Corporation *
November 2010 Calls @ 85.00	1,000	800
January 2011 Calls @ 90.00	1,000	900
		1,700
Philip Morris International, Inc. *
January 2011 Calls @ 57.50	2,000	3,580
Procter & Gamble Co. *
October 2010 Calls @ 62.50	1,000	60
Raytheon Company *
January 2011 Calls @ 50.00	1,000	590
Schlumberger Limited *
November 2010 Calls @ 65.00	1,800	2,862
Sempra Energy *
January 2011 Calls @ 55.00	1,000	1,700
Southern Co. *
January 2011 Calls @ 39.00	2,000	920
Suncor Energy Inc. *
December 2010 Calls @ 37.00	2,000	780
The Travelers Companies, Inc. *
January 2011 Calls @ 55.00	2,000	2,200
UnitedHealth Group, Inc. *
January 2011 Calls @ 38.00	1,000	1,130
United Technologies Corp. *
November 2010 Calls @ 75.00	1,000	850
VF Corp. *
November 2010 Calls @ 85.00	1,000	1,200
Wal-Mart Stores Inc. *
January 2011 Calls @ 55.00	1,000	1,260
Total (Premiums Received $95,731)		$122,807

* Non-Income Producing Security. The accompanying notes are an integral part of these financial statements.

2010 Semi-Annual Report 6

Neiman Large Cap Value Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2010
Assets:
Investment Securities at Fair Value	$ 15,159,178
(Cost $13,176,072)
Receivables:
Dividends and Interest	24,773
Fund Shares Sold	173,267
Total Assets	15,357,218
Liabilities:
Covered Call Options Written at Fair Value (Premiums Received $95,731)	122,807
Payable for Shareholder Redemptions	11,100
Accrued Fund Accounting and Transfer Agency Fees	2,115
Accrued Management Fees	9,061
Other Accrued Expenses	15,941
Total Liabilities	161,024
Net Assets	$ 15,196,194
Net Assets Consist of:
Paid In Capital	15,179,064
Accumulated Undistributed Net Investment Income	25,719
Realized Gain (Loss) on Investments and Options Written - Net	(1,964,619)
Unrealized Appreciation (Depreciation) in Value
of Investments and Options Written Based on Identified Cost - Net	1,956,030
Net Assets, for 773,783 Shares Outstanding	$ 15,196,194
(Unlimited number of shares authorized without par value)
Net Asset Value, Offering and Redemption Price
Per Share ($15,196,194/773,783 shares)	$ 19.64

Statement of Operations (Unaudited)
For the six months ended September 30, 2010
Investment Income:
Dividends (Net of foreign withholding tax of $117)	$ 145,324
Interest	2,085
Total Investment Income	147,409
Expenses:
Investment adviser fees	69,563
Transfer agent fees & accounting fees	15,041
Registration expense	12,534
Administration fees	12,034
Audit fees	8,784
Legal fees	9,525
Custody fees	7,020
Miscellaneous expense	3,008
Printing and postage expense	3,008
Compliance officer expense	2,006
Trustees fees	1,504
Insurance expense	1,250
Total Expenses	145,277
Less:
Expense Waiver / Expense Reimbursement	(23,542)
Net Expenses	121,735
Net Investment Income	25,674

Realized and Unrealized Gain (Loss) on Investments & Options Written:
Realized Gain (Loss) on Investments	208,988
Realized Gain (Loss) on Options Written	114,633
Change In Unrealized Appreciation/(Depreciation) on Investments	19,562
Change In Unrealized Appreciation/(Depreciation) on Options Written	(9,531)
Net Realized and Unrealized Gain (Loss) on Investments & Options Written	333,652

Net Increase (Decrease) in Net Assets from Operations	$ 359,326

The accompanying notes are an integral part of these financial statements.

2010 Semi-Annual Report 7

Neiman Large Cap Value Fund

Statements of Changes in Net Assets	(Unaudited)
	4/1/2010	4/1/2009
	to	to
	9/30/2010	3/31/2010
From Operations:
Net Investment Income	$ 25,674	$ 53,378
Net Realized Gain/(Loss) on Investments	208,988	(172,839)
Net Realized Gain on Options Written	114,633	210,326
Change in Net Unrealized Appreciation (Depreciation)
on Investments and Options Written	10,031	3,063,121
Increase/(Decrease) in Net Assets from Operations	359,326	3,153,986
From Distributions to Shareholders:
Net Investment Income	(53,347)	(86,547)
Net Realized Gain from Security Transactions	0	0
Change in Net Assets from Distributions	(53,347)	(86,547)
From Capital Share Transactions:
Proceeds From Sale of Shares	2,171,676	4,094,860
Shares Issued on Reinvestment of Dividends	53,274	86,492
Cost of Shares Redeemed	(1,178,980)	(5,022,962)
Net Increase (Decrease) from Shareholder Activity	1,045,970	(841,610)
Net Increase (Decrease) in Net Assets	1,351,949	2,225,829
Net Assets at Beginning of Period	13,844,245	11,618,416
Net Assets at End of Period (Including Accumulated	$ 15,196,194	$ 13,844,245
Undistributed Net Investment Income of $25,719 and $53,392)
Share Transactions:
Issued	114,774	238,431
Reinvested	3,005	5,297
Redeemed	(62,588)	(285,071)
Net Increase (Decrease) in Shares	55,191	(41,343)
Shares Outstanding at Beginning of Period	718,592	759,935
Shares Outstanding at End of Period	773,783	718,592

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2010		4/1/2009	4/1/2008	4/1/2007	4/1/2006	4/1/2005
	to		to	to	to	to	to
	9/30/2010		3/31/2010	3/31/2009	3/31/2008	3/31/2007	3/31/2006
Net Asset Value -
Beginning of Period	$19.27		$15.29	$21.77	$22.17	$21.00	$20.65
Net Investment Income (a)	0.03		0.07	0.18	0.25	0.23	0.26
Net Gains or Losses on Securities
(realized and unrealized)	0.41		4.02	(6.43)	1.55	2.88	1.55
Total from Investment Operations	0.44		4.09	(6.25)	1.80	3.11	1.81

Distributions (From Net Investment Income)	(0.07)		(0.11)	(0.03)	(0.22)	(0.22)	(0.26)
Distributions (From Capital Gains)	0.00		0.00	(0.20)	(1.98)	(1.72)	(1.20)
Total Distributions	(0.07)		(0.11)	(0.23)	(2.20)	(1.94)	(1.46)
Net Asset Value -
End of Period	$19.64		$19.27	$15.29	$21.77	$22.17	$21.00
Total Return (b)	2.34%	**	26.87%	(29.04)%	8.20%	15.18%	9.19%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	15,196		13,844	11,618	4,438	2,846	2,109

Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	2.09%	*	2.09%	2.49%	3.55%	4.46%	5.69%
Ratio of Net Investment Income (Loss) to Average
Net Assets	0.03%	*	0.06%	0.22%	-0.66%	-1.65%	-2.67%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.75%	*	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets	0.37%	*	0.40%	0.96%	1.14%	1.06%	1.27%
Portfolio Turnover Rate	9.07%	**	74.34%	101.01%	80.43%	116.86%	79.81%

* Annualized. ** Not Annualized. (a) Based on Average Shares Outstanding.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2010 Semi-Annual Report 8

NOTES TO THE FINANCIAL STATEMENTS NEIMAN LARGE CAP VALUE FUND September 30, 2010 (UNAUDITED)

1.) ORGANIZATION:
Neiman Large Cap Value Fund (the "Fund") is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. At present, there are two series authorized by the Trust. Neiman Funds Management LLC is the advisor to the Fund (the "Adviser"). The Fund commenced operations on April 1, 2003. The Fund's investment objective is to seek long-term capital appreciation. Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES:
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in note 3.

OPTION WRITING:
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007 -2009), or expected to be taken in the Fund’s 2010 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and pre-

2010 Semi-Annual Report 9

Notes to the Financial Statements (Unaudited) - continued

miums on securities purchases are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including exchange traded funds). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money markets. Money market securities are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing

2010 Semi-Annual Report 10

Notes to the Financial Statements (Unaudited) - continued

sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of September 30, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$12,210,038	$0	$0	$12,210,038
Exchange Traded Funds	215,820	0	0	215,820
Money Market Funds	2,733,320	0	0	2,733,320
Total	$15,159,178	$0	$0	$15,159,178

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$0	$122,807	$0	$122,807
Total	$0	$122,807	$0	$122,807

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the six month period ended September 30, 2010.

4.) INVESTMENT ADVISORY AGREEMENT
The Fund has entered into an Investment Advisory Agreement with Neiman Funds Management LLC. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The annual management fee is 1.00% of the Fund’s average daily net assets. For the six month period ended September 30, 2010, the Adviser earned management fees totaling $69,563 before the waiver of management fees and reimbursement of expenses described below. The Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.75% of the Fund’s average daily net assets through July 31, 2012. For the six month period ended September 30, 2010, the Adviser waived fees and/or reimbursed expenses totaling $23,542 to the Fund. The Fund owed the Adviser $9,061 at September 30, 2010. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) CAPITAL STOCK
The Trust is authorized to issue an unlimited number of shares without par value. Paid in capital at September 30, 2010 was $15,179,064, representing 773,783 shares outstanding.

6.) INVESTMENT TRANSACTIONS
For the six month period ended September 30, 2010, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $4,594,048 and $1,067,128, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at September 30, 2010 was $13,176,072, and premiums received from options written was $95,731.

At September 30, 2010, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in written options) on a tax basis was as follows:

2010 Semi-Annual Report 11

Notes to the Financial Statements (Unaudited) - continued

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$2,100,204	($144,174)	$1,956,030

There were no differences between book basis and tax basis unrealized appreciation.

7.) WRITTEN OPTIONS
As of September 30, 2010, Fund portfolio securities valued at $3,511,063 were held by the Fund as collateral for options written by the Fund.

Transactions in written options during the six month period ended September 30, 2010 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2010	615	$108,050
Options written	833	$126,598
Options terminated in closing purchase transactions	0	$0
Options expired	(635)	($114,792)
Options exercised	(170)	($24,125)
Options outstanding at September 30, 2010	643	$95,731

The location on the statement of assets and liabilities of the Fund's derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Liability
Derivatives
Call options written	($122,807)

Realized and unrealized gains and losses on derivatives contracts entered into during the six month period ended September 30, 2010 by the Fund are recorded in the following locations in the Statement of Operations:

		Realized		Unrealized
	Location	Gain/(Loss)	Location	Gain/(Loss)
Call Options	Realized Gain		Change In Unrealized
Written	(Loss) on Options	$114,633	Appreciation/(Depreciation)	($9,531)
	Written		on Options Written

The selling of covered call options may tend to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Written call options expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

8.) DISTRIBUTIONS TO SHAREHOLDERS
There were distributions paid on June 29, 2010 of which $0.0728 per share was paid from net investment income.

The tax character of distributions paid during the six month period ended September 30, 2010 and the fiscal year ended March 31, 2010, respectively, were as follows:

Distributions paid from:

	Six Months ended	Year ended
	September 30, 2010	March 31, 2010
Ordinary Income:	$53,347	$86,547
Short-term Capital Gain:	0	0
Long-term Capital Gain:	0	0
	$53,347	$86,547

As of September 30, 2010 there were no differences between book basis and tax basis.

10.) LOSS CARRYFORWARDS
At March 31, 2010 the Fund had available for federal tax purposes an unused capital loss carry-forward of $1,912,466, of which $1,353,492 expires in 2017 and $558,974 expires in 2018. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount that is offset will not be distributed to shareholders.

2010 Semi-Annual Report 12

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2010 Semi-Annual Report 13

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsvillie, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Ste 400
Broadview Hts, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
480 N. Magnolia Avenue, Suite 103
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Ste 1100
Westlake, OH 44145

This report is provided for the general information of the shareholders of the Neiman
Large Cap Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Neiman Balanced Allocation Fund

SEMI-ANNUAL REPORT September 30, 2010

Neiman Balanced Allocation Fund Semi-Annual Report November 2010

Dear Shareholder:

     The past couple of years in the worldwide capital markets have been nothing short of extraordinary. As our Neiman Balanced Allocation Fund (the ”Fund”) is a broadly diversified fund of funds, it owns equities and fixed income from all over the world in a number of different markets. As a factor of this diversification, the Fund serves as a tool to help achieve and become an integral part of a balanced portfolio. As 2010 is winding down, I wanted to give you an update on how the markets and global economic conditions have affected your Fund and the changes that have been made to either take advantage of or steer clear of those conditions. While the Fund has only been up and running for a few months, your portfolio management team is responsible for managing other assets in the same way as the Fund for a few years. The moves in the Fund mirror those of these separately managed accounts.

     Our Fund is, simply put, a "fund of funds". The Fund therefore depends on a variety of different factors in order to be successful. The first piece of the puzzle is the asset allocation. Our allocation is a static allocation that matches a Morningstar balanced model. This allocation is not adjusted for market conditions by our managers; however the underlying allocation will change based on the funds managers inside of our Fund. For example, if one of our Large Cap Growth managers decides to put 15% of his portfolio in cash, this will likely have the effect of raising the overall allocation of our Fund’s cash balance.

     The next factor affecting our Fund are the underlying managers themselves. As the portfolio manager of our Fund I am responsible to perform research and due diligence on all of the possible underlying fund options. Through this process we decide who we believe are the best managers in each asset class. The end result is our "fund of funds". We want to acknowledge the accolades our fund managers received this year. Six of our underlying fund managers received Lipper Awards this year for their three year performance. The Lipper Fund Awards* program honors funds that have excelled in delivering consistently strong risk-adjusted performance, relative to peers. These awards are given to who Lipper deems to be "The Best Fund" in its asset class and they are:

Intrepid Small Cap Fund Oppenheimer International Bond Fund Pimco Total Return Fund	Forester Value Fund Loomis Sayles High Income Fund Janus Overseas Fund

     The last piece of the puzzle consists of management decisions that direct the Fund toward favorable market conditions. We recently made three changes to the Fund’s lineup. These changes were made in order to take advantage of potential future market moves. The first change we made was to our emerging market allocation. Subsequent to September 30, 2010 we sold the Matthews China Fund and replaced it with the Eaton Vance Greater India Fund. The reason for this shift was that we believed that the current environment had created a head wind for China. The inconsistent monetary policy between the US and China will likely create some future disputes between the countries, possibly resulting in tariffs or restrictions on Chinese imports. Although this will not kill Chinese growth we believe it will curb it slightly and therefore believe that India will outperform in the near term. The second change we made had to do with our perception of interest rates going forward. As we move into an environment that we believe will yield higher interest rates, we wanted to make a slight shift from traditional bond portfolios into others that have a very low or negative correlation to interest rates in the US. The corresponding moves to the Floating Rate Fund and the Global Macro Fund accomplished just that. We are not giving up current yield or adding any standard deviation to the

2010 Semi-Annual Report 1

current mix. The ability to get more defensive without sacrificing possible upside performance is ideal. We believe these moves create an ideal position for our Fund in the near future.

     Going forward we will continue to conduct research and due diligence on an ongoing basis in order to make sure the managers we use meet our criteria for "Best in Breed". We believe the portfolio is positioned to take advantage of a rising stock market along with an interest rate environment that will follow that same path. We appreciate your trust in us regarding the management of your hard earned assets. If there is any way we may better serve you in the future, please let us know.

Joshua B. Heims Portfolio Manager Principal/C.O.O.

*Information on The Lipper Fund Awards taken from www.lipperweb.com 11/2010.

____________________________________________________________________________________________________________________________________________________________________________________________________________________________________

Availability of Quarterly Schedule of Investments (Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

     Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http: //www.sec.gov.

2010 Semi-Annual Report 2

NEIMAN BALANCED ALLOCATION FUND (Unaudited)

Neiman Balanced Allocation Fund by Sectors (as a percentage of Net Assets) (Unaudited)

NEIMAN BALANCED ALLOCATION FUND PERFORMANCE INFORMATION AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2010.

Since
Inception(A)
CLASS A (with sales charge)*	0.90%
CLASS A (without sales charge)*	6.70%
CLASS C (with CDSC)**	5.61%
CLASS C (without CDSC)**	6.61%
S&P 500 Index (B)	4.54%

(A) Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced. The Neiman Balanced Allocation Fund commenced operations on July 6, 2010. The performance numbers represent performance beginning on the first day of security trading (July 16, 2010).

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

* With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

** Class C shares of the Fund are offered at their NAV without sales charge. However, Class C shares are subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within one year of the purchase date. No CDSC will be charged if redeemed after one year of the purchase date.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720.

2010 Semi-Annual Report 3

Disclosure of Expenses (Unaudited)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period, July 6, 2010 through September 30, 2010.

Actual Expenses

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

Class A
			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	July 6, 2010 to
	July 6, 2010	September 30, 2010	September 30, 2010

Actual	$1,000.00	$1,067.00	$3.53*

Hypothetical **	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 86/365 (to reflect the partial year period).

** The hypothetical example is calculated assuming that the Fund had been in operation for the full six month period from April 1, 2010 to September 30, 2010. As a result, expenses shown in this row are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Class C
			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	July 6, 2010 to
	July 6, 2010	September 30, 2010	September 30, 2010

Actual	$1,000.00	$1,065.00	$5.35*

Hypothetical **	$1,000.00	$1,014.04	$11.11
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 2.20% for Class C, multiplied by the average account value over the period, multiplied by 86/365 (to reflect the partial year period).

** The hypothetical example is calculated assuming that the Fund had been in operation for the full six month period from April 1, 2010 to September 30, 2010. As a result, expenses shown in this row are equal to the Fund’s annualized expense ratio of 2.20%, multiplied by the average account

2010 Semi-Annual Report 4

Neiman Balanced Allocation Fund

		Schedule of Investments
	September 30, 2010 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

Mutual Funds
5,136	Amana Growth Fund *	$ 343,598
8,801	Champlain Small Company Fund *	111,689
3,691	Fidelity Advisor Leveraged Company Stock Fund - Class I *	108,839
8,922	Forester Value Fund - Class I	107,061
6,880	Intrepid Small Cap Value Fund - Institutional Class *	110,222
5,215	Janus Overseas Fund - Class I	248,588
5,262	Janus Perkins Mid Cap Value Fund - Class I	108,863
6,102	John Hancock Large Cap Equity Fund - Class I	150,110
38,268	Loomis Sayles High Income Fund - Class Y	187,511
3,859	Matthews China Fund	113,328
19,359	Neiman Large Cap Value Fund +	380,202
32,040	Oppenheimer International Bond Fund - Class Y	217,875
45,844	PIMCO Total Return Fund - Institutional Class	531,793
Total for Mutual Funds (Cost $2,626,618)		2,719,679	95.72%
Money Market Funds
22,424	Fidelity Money Market Pt Cl Select 0.24% ***	22,424
Total for Money Market Funds (Cost $22,424)		22,424	0.79%
	Total Investments	2,742,103	96.51%
	(Cost $2,649,042)
	Other Assets in Excess of Liabilities	99,285	3.49%
	Net Assets	$ 2,841,388	100.00%

+ Affiliated Fund.
* Non-Income Producing Security.
*** Variable Rate Security; The Yield Rate shown represents
the rate at September 30, 2010.

The accompanying notes are an integral part of these
financial statements.

2010 Semi-Annual Report 5

Neiman Balanced Allocation Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2010
Assets:
Investment Securities at Fair Value	$ 2,742,103
(Cost - $2,649,042)
Cash	112,211
Receivables:
Dividends and Interest	1,727
Prepaid Expenses	857
Total Assets	2,856,898
Liabilities:
Accrued Management Fees	74
Accrued Fund Accounting and Transfer Agency Fees	2,109
Accrued Administrative Fees	2,514
Accrued Distribution and Service (12b-1) Fees	1,487
Other Accrued Expenses	9,326
Total Liabilities	15,510
Net Assets	$ 2,841,388
Net Assets Consist of:
Paid In Capital	2,748,856
Accumulated Undistributed Net Investment Income/(Loss)	(598)
Realized Gain (Loss) on Investments - Net	69
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	93,061
Net Assets, for 266,542 Shares Outstanding	$ 2,841,388

Class A
Net Assets	$ 1,725,024
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	161,718
Net Asset Value, Offering and Redemption Price Per Share	$ 10.67
Maximum Offering Price Per Share ($10.67/0.9425) **	$ 11.32

Class C
Net Assets	$ 1,116,364
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	104,824
Net Asset Value and Offering Price Per Share	$ 10.65
Redemption Price Per Share (10.65x0.99) ***	$ 10.54

** Reflects a maximum sales charge of 5.75% .
*** A contingent deferred sales charge ("CDSC") of 1% may be charged on shares redeemed within one year of purchase. Redemption price per share is equal to net asset value less any CDSC fees.

The accompanying notes are an integral part of these financial statements.

2010 Semi-Annual Report 6

Neiman Balanced Allocation Fund

Statement of Operations (Unaudited)
For the period July 6, 2010* through September 30, 2010
Investment Income:
Dividends	$ 4,278
Interest	15
Total Investment Income	4,293
Expenses:
Investment adviser fees	2,838
Transfer agent fees & accounting fees	5,963
Distribution and service (12b-1) fees - Class A	450
Distribution and service (12b-1) fees - Class C	1,037
Registration expense	3,567
Administration fees	7,151
Audit fees	3,933
Legal fees	2,384
Custody fees	1,717
Miscellaneous expense	1,254
Printing and postage expense	1,192
Compliance officer expense	953
Trustees fees	715
Insurance expense	357
Total Expenses	33,511
Less:
Expense Waiver / Expense Reimbursement
Class A	(19,676)
Class C	(8,944)
Net Expenses	4,891
Net Investment Income/(Loss)	(598)

Realized and Unrealized Gain/(Loss) on Investments:
Realized Gain/(Loss) on Investments	69
Change In Unrealized Appreciation/(Depreciation) on Investments	93,061
Net Realized and Unrealized Gain/(Loss) on Investments	93,130

Net Increase/(Decrease) in Net Assets from Operations	$ 92,532

* The Fund commenced operations on July 6, 2010 and commencement of investment operations was July 16, 2010.

The accompanying notes are an integral part of these financial statements.

2010 Semi-Annual Report 7

Neiman Balanced Allocation Fund

Statement of Changes in Net Assets	(Unaudited)
7/6/2010*
to
9/30/2010
From Operations:
Net Investment Income/(Loss)	$ (598)
Net Realized Gain/(Loss) on Investments	69
Change in Net Unrealized Appreciation (Depreciation) on Investments	93,061
Increase/(Decrease) in Net Assets from Operations	92,532
From Distributions to Shareholders:
Net Investment Income
Class A	-
Class C	-
Net Realized Gain from Security Transactions
Class A	-
Class C	-
Change in Net Assets from Distributions	-
From Capital Share Transactions:
Proceeds From Sale of Shares
Class A	1,670,549
Class C	1,078,307
Shares Issued on Reinvestment of Dividends
Class A	-
Class C	-
Cost of Shares Redeemed
Class A	-
Class C	-
Net Increase (Decrease) from Shareholder Activity	2,748,856
Net Increase (Decrease) in Net Assets	2,841,388
Net Assets at Beginning of Period	-
Net Assets at End of Period (Including Accumulated	$ 2,841,388
Undistributed Net Investment Loss of $598)
Share Transactions:
Issued
Class A	161,718
Class C	104,824
Reinvested
Class A	-
Class C	-
Redeemed
Class A	-
Class C	-
Net Increase (Decrease) in Shares	266,542
Shares Outstanding at Beginning of Period	-
Shares Outstanding at End of Period	266,542

* The Fund commenced operations on July 6, 2010 and commencement of invest ment operations was July 16, 2010.

The accompanying notes are an integral part of these financial statements.

2010 Semi-Annual Report 8

Neiman Balanced Allocation Fund

Financial Highlights (Unaudited)	Class A		Class C
Selected data for a share outstanding throughout the period:	7/6/2010*		7/6/2010*
	to		to
	9/30/2010		9/30/2010
Net Asset Value -
Beginning of Period	$ 10.00		$ 10.00
Net Investment Income/(Loss) (a)	0.02		(0.02)
Net Gains or Losses on Securities
(realized and unrealized)	0.65		0.67
Total from Investment Operations	0.67		0.65
Distributions (From Net Investment Income)	-		-
Distributions (From Capital Gains)	-		-
Total Distributions	-		-
Net Asset Value -
End of Period	$ 10.67		$ 10.65
Total Return (b)	6.70%	*** (c)	6.61%	*** (c)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	1,725		1,116
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	13.91%	**	12.66%	**
Ratio of Net Investment Income/(Loss) to Average Net Assets (d) (e)	-11.54%	**	-11.11%	**
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	1.45%	**	2.20%	**
Ratio of Net Investment Income/(Loss) to Average Net Assets (d) (e)	0.93%	**	-0.63%	**
Portfolio Turnover Rate	0.39%	***	0.39%	***

* The Fund commenced operations on July 6, 2010.
** Annualized.
*** Not Annualized.
(a) Based on Average Shares Outstanding.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c) Represents performance beginning on the first day of security trading (July 16, 2010).
(d) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of divi-
dends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2010 Semi-Annual Report 9

NOTES TO THE FINANCIAL STATEMENTS NEIMAN BALANCED ALLOCATION FUND September 30, 2010 (UNAUDITED)

1.) ORGANIZATION:
Neiman Balanced Allocation Fund (the "Fund") is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. At present, there are two series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the "Adviser"). The Fund commenced operations on July 6, 2010 and the Fund commenced investing in line with its objectives on July 16, 2010. The Fund currently offers Class A and Class C shares. The classes differ principally in their respective distribution expenses and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. Class C shares are subject to a contingent deferred sales charge (“CDSC”) for redemptions made within twelve months of purchase, in accordance with the Fund’s prospectus. The CDSC is 1.00% of the lesser of the original purchase price or the value of shares being redeemed. The Fund's investment objective is to seek total returns. Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES:
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchases are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2010 Semi-Annual Report 10

Notes to the Financial Statements (Unaudited) - continued

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (mutual funds and exchange traded funds). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money markets. Money market securities are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2010:

2010 Semi-Annual Report 11

Notes to the Financial Statements (Unaudited) - continued

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,719,679	$0	$0	$2,719,679
Money Market Funds	22,424	0	0	22,424
Total	$2,742,103	$0	$0	$2,742,103

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the period July 6, 2010 through September 30, 2010.

4.) INVESTMENT ADVISORY AGREEMENT
The Fund entered into an Investment Advisory Agreement with Neiman Funds Management LLC as the investment adviser of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The annual management fee is 1.00% of the Fund’s average daily net assets. For the period July 6, 2010 through September 30, 2010, the Adviser earned management fees totaling $2,838 before the waiver of management fees and reimbursement of expenses described below. The Adviser has agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of the Fund’s average daily net assets for Class A Shares and at 2.20% of the Fund’s average daily net assets for Class C Shares. The Adviser is currently waiving and/or reimbursing expenses through July 31, 2011. For the period July 6, 2010 through September 30, 2010, the Adviser waived fees and/or reimbursed expenses totaling $28,620; $19,676 for Class A and $8,944 for Class C. The Fund owed the Adviser $74 at September 30, 2010. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") that allows the Fund to pay distribution and other fees ("12b-1 fees") for the sale and distribution of the Fund's shares and for services provided to shareholders by Rafferty Capital Markets (the “Distributor”). The Plan permits the Fund to pay the Distributor 12b-1 fees as compensation for its services and expenses in connection with the distribution of Fund shares. The Distributor may pay any or all amounts received under the 12b-1 Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A Shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. Class C Shares pay annual 12b-1 fees equal to 1.00% of its average daily net assets. The Distributor earned fees of $450 and $1,036, respectively, for Class A Shares and Class C Shares, during the period July 6, 2010 through September 30, 2010 for distribution and servicing fees. At September 30, 2010 the Distributor was owed fees of $1,487 for distribution and servicing fees.

6.) INVESTMENT TRANSACTIONS
For the period July 6, 2010 through September 30, 2010, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $2,631,154 and $4,605, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at September 30, 2010 was $2,649,042.

At September 30, 2010, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$93,153	($92)	$93,061

There were no differences between book basis and tax basis unrealized appreciation.

2010 Semi-Annual Report 12

Notes to the Financial Statements (Unaudited) - continued

7.) DISTRIBUTIONS TO SHAREHOLDERS
There were no distributions paid during the period July 6, 2010 through September 30, 2010.

2010 Semi-Annual Report 13

ADDITIONAL INFORMATION September 30, 2010 (Unaudited)

1.)APPROVAL OF INVESTMENT ADVISORY AGREEMENT
On May 26, 2010, the Board of Trustees (the “Board”) considered the approval of the Management Agreement (the “Agreement”) between Neiman Funds Management LLC and the Neiman Balanced Allocation Fund. In reviewing the Management Agreement, the Board received materials from the Adviser addressing the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Board discussed the background and investment management experience of the Adviser's professional staff. The Adviser noted that the Neiman Balanced Allocation Fund has no performance since it is a new fund. The Board then discussed the historical performance of a comparative portfolio managed by the Adviser. The Adviser noted that the comparative portfolio was up 31.85% compared to 38.84% for the S&P 500 for the one year period ended April 30, 2010. The Adviser stated that the comparative portfolio was up 5.25% compared to a return of (5.05%) for the S&P 500 over the three year period ended April 30, 2010.

As for the nature, extent and quality of the services provided by the Adviser, the Board analyzed the Adviser's experience and capabilities. The representatives of the Adviser reviewed and discussed with the Board the Adviser's ADV and summarized the information provided to the Board regarding the investment personnel of the Adviser. They also reviewed the Adviser's financial information and discussed the firm's ability to meet its obligations under the Agreement. The Board concluded that the nature and extent of the services to be provided by the Adviser's were consistent with their expectations, and that the quality of services previously provided to the Neiman Large Cap Value Fund, particularly those provided by the portfolio managers, had been exceptional. The Board also concluded that the Adviser has the resources to provide quality advisory services to the Fund.

The Board then reviewed the expense ratios of two funds (the "peer group") that hold other investment companies similar to what the Balanced Allocation Fund will hold. It was noted that the Lifetime Achievement Fund has a gross expense ratio of 3.62% and the Pearl Total Return Fund has a gross expense ratio of 1.97% . As to the cost of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund, it was noted that the Adviser has agreed to subsidize the Fund in order to limit expenses to be in the range of the Lifetime Achievement Fund and the Pearl Total Return Fund. Management stated that they expect to limit Class A shares and Class C shares to a gross expense ratio at a rate lower than the Lifetime Achievement Fund. Because the Neiman Balanced Allocation Fund is a new fund the Adviser expects to make minimal profits in year one of operations. The Board then discussed Neiman Funds Management's financial condition.

Turning to the level of adviser fees, the Board reviewed the management fee of the Fund compared it's the peer group and noted that the management fee of 1.00% was above the Lifetime Achievement Fund's management fee of 0.75% and above the Pearl Total Return Fund Fund's management fee of 0.60% . However, management stated that because the Fund is new and the Adviser has contractually agreed to waive and/or reimburse certain expenses, they expected that the net management fee would be substantially lower in the first few years of operation.

Next, the independent Trustees met in executive session to discuss the approval of the Agreement. The officers of the Trust were excused during this discussion. Upon reconvening, it was the Board’s consensus (including a majority of the independent Trustees) that the fee to be paid to the Adviser, pursuant to the Agreement, was reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the approval of the Agreement was in the best interest of the Fund's shareholders.

2010 Semi-Annual Report 14

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsvillie, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Ste 400
Broadview Hts, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
480 N. Magnolia Avenue, Suite 103
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Ste 1100
Westlake, OH 44145

This report is provided for the general information of the shareholders of the Neiman
Balanced Allocation Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds

By: /s/ Harvey Neiman
Harvey Neiman
President

Date:         12/7/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Harvey Neiman
Harvey Neiman
President

Date:         12/7/2010

By: /s/ Daniel Neiman
Daniel Neiman
Chief Financial Officer

Date:         12/1/10